UNITED SATATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                     MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-21385

Foresight Funds, Inc.
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(Exact name of registrant as specified in charter)

1634 Pebble Chase Dr. Katy, TX                 77450
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(Address of principal executive offices)    (Zip code)

Michael M. Bissell 1634 Pebble Chase Dr. Katy, TX 77450
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(Name and address of agent for service)

Registrant's telephone number, including area code: 281-398-0922

Date of fiscal year end: 12/31/09

Date of reporting period: 06/30/09

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Proxy Voting Record.



ISSUER                          TICKER CUSIP    MTG DATE  MATTER VOTED ON                        PROPOSED BY VOTED VOTE    FOR MGMT
------------------------------- ------ -------- --------- -------------------------------------- ----------- ----- ------- --------
Dell                            DELL   24702R101 07/18/08 Election of Directors                  Issuer      Yes   For     Yes
Dell                            DELL   24702R101 07/18/08 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Dell                            DELL   24702R101 07/18/08 Approval of Incentive Plan             Issuer      Yes   For     Yes
Dell                            DELL   24702R101 07/18/08 Reimbursement of Proxy Expenses        Shareholder Yes   Against Yes
Dell                            DELL   24702R101 07/18/08 Advisory Vote on Executive Comp        Shareholder Yes   Against Yes

Legg Mason                      LM     524901105 07/22/08 Election of Directors                  Issuer      Yes   For     Yes
Legg Mason                      LM     524901105 07/22/08 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Legg Mason                      LM     524901105 07/22/08 Independent Chairman of Board          Shareholder Yes   Against Yes
Legg Mason                      LM     524901105 07/22/08 Advisory Vote on Executive Comp        Shareholder Yes   Against Yes

Sun Microsystems                JAVA   866810203 11/05/08 Election of Directors                  Issuer      Yes   For     Yes
Sun Microsystems                JAVA   866810203 11/05/08 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Sun Microsystems                JAVA   866810203 11/05/08 Eliminate Supermajority Voting	 Issuer	     Yes   Against No
Sun Microsystems                JAVA   866810203 11/05/08 Ammend Emloyee Stock Purchase Plan     Issuer      Yes   For     Yes
Sun Microsystems                JAVA   866810203 11/05/08 Advisory Vote on Executive Comp        Shareholder Yes   Against Yes
Sun Microsystems                JAVA   866810203 11/05/08 Stockholder Rights Plan                Shareholder Yes   Against Yes
Sun Microsystems                JAVA   866810203 11/05/08 Committee on Human Rights              Shareholder Yes   Against Yes

USG Corporation                 USG    902293405 02/09/09 Approve Issue of Common Stock          Issuer      Yes   For     Yes

American Express		AXP    025816109 04/27/09 Election of Directors                  Issuer      Yes   For     Yes
American Express		AXP    025816109 04/27/09 Ratification of Independent Auditors   Issuer      Yes   For     Yes
American Express		AXP    025816109 04/27/09 Non-binding Vote on Executive Comp     Issuer      Yes   For     Yes
American Express		AXP    025816109 04/27/09 Cumulative Voting for Directors        Shareholder Yes   Against Yes
American Express		AXP    025816109 04/27/09 Calling of Special Meetings            Shareholder Yes   Against Yes

Bank of America                 BAC    060505104 04/29/09 Election of Directors                  Issuer      Yes   For     Yes
Bank of America                 BAC    060505104 04/29/09 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Bank of America                 BAC    060505104 04/29/09 Non-binding Vote on Executive Comp     Issuer      Yes   For     Yes
Bank of America                 BAC    060505104 04/29/09 Disclosure of Government Employment    Shareholder Yes   Against Yes
Bank of America                 BAC    060505104 04/29/09 Advisory Vote on Executive Comp        Shareholder Yes   Against Yes
Bank of America                 BAC    060505104 04/29/09 Cumulative Voting for Directors        Shareholder Yes   Against Yes
Bank of America                 BAC    060505104 04/29/09 Calling of Special Meetings            Shareholder Yes   Against Yes
Bank of America                 BAC    060505104 04/29/09 Independent Chairman of Board          Shareholder Yes   Against Yes
Bank of America                 BAC    060505104 04/29/09 Predatory Credit Card Practices        Shareholder Yes   Against Yes
Bank of America                 BAC    060505104 04/29/09 Health Care Reform                     Shareholder Yes   Against Yes
Bank of America                 BAC    060505104 04/29/09 Limits on Executive Compensation       Shareholder Yes   Against Yes

Ebay                            EBAY   278642103 04/29/09 Election of Directors                  Issuer      Yes   For     Yes
Ebay                            EBAY   278642103 04/29/09 Stock Option Exchange Program          Issuer      Yes   Against No
Ebay                            EBAY   278642103 04/29/09 Increase Shares for Incentive Plan     Issuer      Yes   Against No
Ebay                            EBAY   278642103 04/29/09 Ratification of Independent Auditors   Issuer      Yes   For     Yes

Corning                         GLW    219350105 04/30/09 Election of Directors                  Issuer      Yes   For     Yes
Corning                         GLW    219350105 04/30/09 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Corning                         GLW    219350105 04/30/09 Director Election Majority Vote        Shareholder Yes   For     No
Corning                         GLW    219350105 04/30/09 Election of Each Director Annually     Shareholder Yes   Against Yes

Sears Holdings Corporation      SHLD   812350106 05/04/09 Election of Directors                  Issuer      Yes   For     Yes
Sears Holdings Corporation      SHLD   812350106 05/04/09 Ratification of Independent Auditors   Issuer      Yes   For     Yes

Magna International             MGA    559222401 05/06/09 Election of Directors                  Issuer      Yes   For     Yes
Magna International             MGA    559222401 05/06/09 Ratification of Independent Auditors   Issuer      Yes   For     Yes

Potash Corp of Saskatchewan     POT    73755L107 05/07/09 Election of Directors                  Issuer      Yes   For     Yes
Potash Corp of Saskatchewan     POT    73755L107 05/07/09 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Potash Corp of Saskatchewan     POT    73755L107 05/07/09 Performance Option Plan                Issuer      Yes   For     Yes
Potash Corp of Saskatchewan     POT    73755L107 05/07/09 Advisory Vote on Executive Comp        Shareholder Yes   Against Yes

Goldman Sachs Group             GS     38141G104 05/08/09 Election of Directors                  Issuer      Yes   For     Yes
Goldman Sachs Group             GS     38141G104 05/08/09 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Goldman Sachs Group             GS     38141G104 05/08/09 Non-binding Vote on Executive Comp     Issuer      Yes   For     Yes
Goldman Sachs Group             GS     38141G104 05/08/09 Cumulative Voting for Directors        Shareholder Yes   Against Yes
Goldman Sachs Group             GS     38141G104 05/08/09 Director Election Majority Vote        Shareholder Yes   For     No
Goldman Sachs Group             GS     38141G104 05/08/09 Committee on Economic Security         Shareholder Yes   Against Yes
Goldman Sachs Group             GS     38141G104 05/08/09 Political Contributions                Shareholder Yes   Against Yes

USG Corporation                 USG    902293405 05/13/09 Election of Directors                  Issuer      Yes   For     Yes
USG Corporation                 USG    902293405 05/13/09 Ratification of Independent Auditors   Issuer      Yes   For     Yes

Level 3 Communications          LVLT   52729N100 05/19/09 Election of Directors                  Issuer      Yes   For     Yes
Level 3 Communications          LVLT   52729N100 05/19/09 Approval for reverse stock split       Issuer      Yes   For     Yes
Level 3 Communications          LVLT   52729N100 05/19/09 Ammend certificate of incorporation    Issuer      Yes   For     Yes
Level 3 Communications          LVLT   52729N100 05/19/09 Approve transaction of other business  Issuer      Yes   For     Yes

NovaGold Resources              NG     66987E206 05/26/09 Election of Directors                  Issuer      Yes   Withold No
NovaGold Resources              NG     66987E206 05/26/09 Ratification of Independent Auditors   Issuer      Yes   For     Yes
NovaGold Resources              NG     66987E206 05/26/09 Continuation of Stock Option Plan      Issuer      Yes   Against No
NovaGold Resources              NG     66987E206 05/26/09 Performance Share Unit Plan            Issuer      Yes   Against No
NovaGold Resources              NG     66987E206 05/26/09 Deferred Share Unit Plan               Issuer      Yes   Against No

Kaiser Aluminum                 KALU   483007704 06/02/09 Election of Directors                  Issuer      Yes   For     Yes
Kaiser Aluminum                 KALU   483007704 06/02/09 Ratification of Independent Auditors   Issuer      Yes   For     Yes

Freeport McMoRan Copper & Gold  FCX    35671D857 06/11/09 Election of Directors                  Issuer      Yes   For     Yes
Freeport McMoRan Copper & Gold  FCX    35671D857 06/11/09 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Freeport McMoRan Copper & Gold  FCX    35671D857 06/11/09 Annual Incentive Plan                  Issuer      Yes   For     Yes
Freeport McMoRan Copper & Gold  FCX    35671D857 06/11/09 Director with Environmental Expertise  Shareholder Yes   Against Yes

Chesapeake Energy               CHK    165167107 06/12/09 Election of Directors                  Issuer      Yes   For     Yes
Chesapeake Energy               CHK    165167107 06/12/09 Increase number of Shares              Issuer      Yes   For     Yes
Chesapeake Energy               CHK    165167107 06/12/09 Ammend long-term incentive plan        Issuer      Yes   For     Yes
Chesapeake Energy               CHK    165167107 06/12/09 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Chesapeake Energy               CHK    165167107 06/12/09 Annual Election of Directors           Shareholder Yes   For     No
Chesapeake Energy               CHK    165167107 06/12/09 Majority Vote for Directors            Shareholder Yes   For     No
Chesapeake Energy               CHK    165167107 06/12/09 Non-discrimination Policy              Shareholder Yes   Against Yes

Pioneer Natural Resources       PXD    723787107 06/17/09 Election of Directors                  Issuer      Yes   For     Yes
Pioneer Natural Resources       PXD    723787107 06/17/09 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Pioneer Natural Resources       PXD    723787107 06/17/09 Ammend Long-Term Incentive Plan        Issuer      Yes   For     Yes
Pioneer Natural Resources       PXD    723787107 06/17/09 Material Terms to Incentive Plan       Issuer      Yes   For     Yes


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Foresight Funds, Inc.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  8/24/09